Earnings per Share (Tables)	12 Months Ended
Nov. 30, 2014
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
Weighted average shares of Class A common stock outstanding for the years ended November 30, 2014, 2013, and 2012, respectively, were calculated as follows (in thousands):

	2014	2013	2012
Weighted-average shares outstanding:
Shares used in basic EPS calculation	68,163	66,434	65,840
Effect of dilutive securities:
Restricted stock units	957	1,006	866
Stock options and other stock-based awards	—	2	29
Shares used in diluted EPS calculation	69,120	67,442	66,735